Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized (losses) gains on non-designated derivative instruments (note 10)	$ (3,389)	$ (9,270)	$ 3,932	$ (30,933)
Cross Currency Interest Rate Contract Maturity And Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	0	(33,844)	0	(33,844)
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(1,293)	(1,430)	(2,638)	(3,247)
Unrealized (losses) gains	(2,261)	45,882	2,869	(3,658)
Realized and unrealized (losses) gains on non-designated derivative instruments (note 10)	$ (3,554)	$ 10,608	$ 231	$ (40,749)